Annual Operating Expenses {- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund - AMCIZ PRO-16 - Fidelity® Stock Selector Small Cap Fund	Dec. 30, 2022
Fidelity Stock Selector Small Cap Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.73%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	1.21%
Fidelity Stock Selector Small Cap Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.73%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.25%
Total annual operating expenses	1.48%
Fidelity Stock Selector Small Cap Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.73%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual operating expenses	2.00%
Fidelity Stock Selector Small Cap Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.73%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.94%
Fidelity Stock Selector Small Cap Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.73%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.81%

[1]

(a)The management fee is comprised of a basic fee of 0.58% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 2000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.